Segment Disclosures - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Segment		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable business segments | Segment			2		2
Asset	$ 1,891,250,476		$ 1,891,250,476		$ 1,947,217,387	[1]	$ 1,618,292,776	[1]
Income (loss) from operations	18,139,750	$ 12,898,743	53,650,711	$ 49,516,377	65,868,858		16,507,750		$ (21,140,210)
Self Storage
Segment Reporting Information [Line Items]
Asset	1,802,026,290		1,802,026,290		1,820,922,309	[2]	1,546,835,094	[2]
Income (loss) from operations	23,486,236	19,404,362	67,866,383	55,029,270	77,638,371		57,941,486		33,495,796
Self Storage | Canada
Segment Reporting Information [Line Items]
Asset	168,000,000		168,000,000		170,000,000		185,000,000
Revenues	5,700,000	$ 5,500,000	16,600,000	16,000,000	21,500,000		19,200,000		14,700,000
Corporate and Other
Segment Reporting Information [Line Items]
Asset	51,960,520		51,960,520		60,862,072		49,750,356
Income (loss) from operations					(29,167,841)		$ (24,008,118)		$ (16,992,300)
Corporate and Other | Canada | JV Properties
Segment Reporting Information [Line Items]
Asset	$ 34,700,000		34,700,000		$ 28,500,000
Income (loss) from operations			$ 1,200,000	$ 600,000

[1]	Other than our investments in and advances to Managed REITs, substantially all of our investments in real estate facilities and intangible assets made during the years ended December 31, 2022 and 2021 were associated with our self storage platform.
[2]	Included in the assets of the Self Storage segment as of December 31, 2022 and 2021 were approximately $52.2 million and $49.8 million of goodwill, respectively. Additionally, as of December 31, 2022 we had never recorded any impairment charges to goodwill within the Self Storage segment.